Income Taxes	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Income Taxes

Note 16 - Income Taxes

The Company accounts for income taxes in accordance with ASC 740. Under the provisions of ASC 740, management is required to evaluate whether a valuation allowance should be established against its deferred tax assets. The Company currently has a full valuation allowance against our deferred tax assets. As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. For the periods from January 1, 2024 to July 30, 2024 (Predecessor) and July 31, 2024 to September 30, 2024 (Successor), there was no material change from fiscal year ended December 31, 2023 (Predecessor) in the amount of the Company's deferred tax assets that are not considered to be more likely than not to be realized in future years.

For the periods from January 1, 2024 to July 30, 2024 (Predecessor) and July 31, 2024 to September 30, 2024 (Successor), the effective tax rate for the Company’s operations was 0.0%. The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation, fair value adjustments for convertible notes and warrant liabilities, and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

For the nine months ended September 30, 2023 (Predecessor), the effective tax rate for the Company’s operations was 0.0%.The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

The Company is subject to U.S. federal income tax as well as income tax of foreign and state tax jurisdictions. The tax years 2019-2023 remain open to examination by the major taxing jurisdictions to which the Company is subject, except the Internal Revenue Service for which the tax years 2020-2023 remain open.

Adagio Medical Inc
Income Taxes

Note 15 — Income Taxes

The Company accounts for income taxes in accordance with ASC 740. Under the provisions of ASC 740, management is required to evaluate whether a valuation allowance should be established against its deferred tax assets. The Company currently has a full valuation allowance against our deferred tax assets. As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. For the six months ended June 30, 2024, there was no material change from fiscal year ended December 31, 2023 in the amount of the Company’s deferred tax assets that are not considered to be more likely than not to be realized in future years.

For the six months ended June 30, 2024, the effective tax rate for the Company’s operations was 0.0%. The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation, fair value adjustments for convertible notes and warrant liabilities, and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

For the six months ended June 30, 2023, the effective tax rate for the Company’s operations was 0.0%. The effective tax rate differed from the U.S. federal statutory rate primarily due to state income taxes, losses from the German subsidiary that is subject to different effective tax rates, stock-based compensation and a change in the valuation allowance that offset the tax benefit on the current period pre-tax loss.

The Company is subject to U.S. federal income tax as well as income tax of foreign and state tax jurisdictions. The tax years 2019-2023 remain open to examination by the major taxing jurisdictions to which the Company is subject, except the Internal Revenue Service for which the tax years 2020-2023 remain open.

Note 15 — Income Taxes

The components of pretax loss from operations for the years ended December 31, 2023 and 2022 are as follows (dollars in thousands):

Years ended December 31,	2023	2022
	(As Restated)
U.S.	$(36,517)	$(20,744)
Foreign	(73)	(2,929)
Pretax loss from operations	$(36,590)	$(23,673)

There was no income tax provision for the year ended December 31, 2023 and 2022. Current income taxes are based upon the year’s income taxable for federal, state and foreign tax reporting purposes. Deferred income taxes are provided for certain income and expenses which are recognized in different periods for tax and financial reporting purposes. Deferred tax assets and liabilities are computed for differences between the consolidated financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the period in which the differences are expected to affect taxable income, and include NOL carryforwards and R&D tax credit carryforwards.

The following table presents a reconciliation of income tax computed at the U.S. federal statutory tax rate to the total income tax expense for the years ended December 31, 2023 and 2022 (dollars in thousands):

	2023		2022
Years ended December 31,	Amount	Tax Rate	Amount	Tax Rate
	(As Restated)	(As Restated)
Income tax benefit at federal statutory rate	$(7,684)	21.0%	$(4,972)	21.0%
Adjustments for tax effects of:
Permanent adjustments	448	(1.2)%	28	(0.1)%
Change in FV of convertible note	1,456	(4.0)%	—	—%
NOL true-up adjustment	2,922	(8.0)%	—	—%
Foreign rate differential	(11)	(0.0)%	18	(0.1)%
Change in federal valuation allowance	2,869	(7.8)%	4,926	(20.8)%
Income tax expense	$—	—%	$—	—%

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses	$25,786	$26,489
Capitalized research costs	4,456	1,737
Research and development credit	1,604	1,604
Accrued compensation	392	283
Stock-based compensation	269	97
Operating lease liabilities	14	54
Other	114	91
Total deferred tax assets	32,635	30,355
Less: Valuation allowance	(32,100)	(29,981)
Total deferred tax assets, net of valuation allowance	535	374
Deferred tax liabilities:
Right-of-use assets	(14)	(53)
Unrecognized tax benefit	(521)	(321)
Total deferred tax liabilities	(535)	(374)
Net deferred tax assets (liabilities)	$—	$—

The Company has established a valuation allowance as of December 31, 2023 and 2022 to fully offset the net deferred tax assets of $32.1 million and $30.0 million, respectively. Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2023. Such objective evidence limits the ability to consider other subjective evidence, such as the Company’s projections for future commercialization. Management has concluded that it is more likely than not that the Company will not have sufficient foreseeable taxable income to allow for the utilization of the deferred tax assets; therefore, a full valuation allowance has been established to reduce the net deferred tax assets to zero at December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company had federal NOL carryforwards of approximately $100.0 million and $84.8 million, respectively. $19.0 million of the federal NOL carryforwards will begin to expire from 2031. Due to the enactment of the Tax Cuts and Jobs Act, federal net operating losses generated beginning in 2018 are carried forward indefinitely. Therefore, the remaining federal NOL carry forwards of $81.0 million and $65.8 million as of December 31, 2023 and 2022, respectively, have an unlimited carryover period. As of December 31, 2023 and 2022, the Company had state NOL carryforwards of $53.4 million and $53.4 million, respectively, which will begin to expire from 2031. As of December 31, 2023 and 2022, the Company had a NOL from Adagio Medical GmbH of $249.3 thousand and $138.7 thousand, respectively. The NOLs are carried forward indefinitely. As of December 31, 2023 and 2022, the Company also had net federal R&D tax credit carry-forwards of approximately $1.6 million and $1.6 million, respectively. The federal R&D tax credits will begin to expire in 2038. The Company had no state R&D credits.

The Company’s tax attribute carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state and foreign provisions. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be used annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such study, and the fact that there may be additional such ownership changes in the future. Any limitation may result in expiration of a portion of the NOL carryforwards or R&D tax credit carryforwards before utilization; however, such limitation, if any, would not have an impact on the Company’s financial statement due to the full valuation allowance.

The Company conducts intensive research and experimentation activities, generating R&D tax credits for federal purposes under Section 41 of the Code. The Company has performed a formal study validating these credits claimed in the tax returns.

The following table summarizes the changes to unrecognized tax benefits as of December 31, 2023 and 2022 (in thousands):

Years ended December 31,	2023	2022
Balance at beginning of year	$321	$321
Gross increases – tax positions during the year	200	—
Balance at end of year	$521	$321

As of December 31, 2023, the Company has unrecognized tax benefits of $0.5 million of which $0.5 million will affect the effective tax rate if recognized when the Company no longer has a valuation allowance offsetting its deferred tax assets.

The Company does not anticipate that there will be a significant change in unrecognized tax benefits over the next 12 months.

The Company is subject to U.S. federal and various state tax as well as Germany tax jurisdictions. Since the Company formed in 2011, all filed tax returns are subject to examination. Generally, the tax years remain open for examination by the federal statute under a three-year statute of limitation; however, states generally keep their statutes open between three and four years. However, the Company’s tax years from inception are subject to examination by the United States and various state taxing authorities due to the carry forward of unused NOLs and R&D credits.

Enacted in December 2017, the Tax Cuts and Jobs Act of 2017 (“TCJA”) amended Section 174 to require capitalization of all research and experimental (“R&E”) costs incurred in tax years beginning after December 31, 2021. For tax years beginning on or after January 1, 2022, R&E costs must be amortized over five years if the R&E activities are performed in the U.S., or over 15 years if the activities are performed outside of the U.S., beginning with the midpoint of the tax year in which the costs were paid or incurred. During 2023, the Company capitalized $15.5 million of R&E costs. The Company plans to refine the calculation for Section 174 and make an adjustment on the tax return.